LAND USE RIGHT	12 Months Ended
Dec. 31, 2012
LAND USE RIGHT [Abstract]
LAND USE RIGHT
9.	LAND USE RIGHT

Land use right as of December 31, 2012 and 2011 consist of the following:

	2012	2011

Land use right, net	$13,625,738	$13,807,056

Land use right represents the value of land approved to the Company for industrial production purpose by the local government in Zhengzhou, People's Republic of China. The right will expire between June 30, 2053 to June 30, 2054 for the land with 58.6 acres and 50 acres respectively. Land use right payable for the 58.6 acres as of December 31, 2012 and 2011 was $1,419,314 and $1,404,926 respectively.

The Company acquired the land use right of 58.6 acres in February 2010. Although there is no payment schedule to settle the outstanding amount of $1,419,314 until the Company receives notification from the local government, the Company expects to fully settle the outstanding amount within 12 months.

Land use right is amortized using the straight-line method over the lease term of 43 to 50 years. The amortization expense for the years ended December 31, 2012, 2011 and 2010 were $330,244, $322,638 and $259,438 respectively. The total future amortization is as follows:

December 31,
2013	$333,897
2014	333,897
2015	333,897
2016	333,897
2017	333,897
Over 5 years	11,956,253
$13,625,738